Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,496,900.00
Previously Paid Amount	0.00
Total Fee Amount	1,453.98
Total Offset Amount	0.00
Net Fee	1,453.98
Narrative - Max Aggregate Offering Price	$ 9,496,900
Final Prospectus	true